REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees of Fidelity Covington Trust and Fidelity
MSCI Consumer Discretionary Index ETF, Fidelity MSCI
Consumer Staples Index ETF, Fidelity MSCI Energy Index
ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI
Health Care Index ETF, Fidelity MSCI Industrials Index ETF,
Fidelity MSCI Information Technology Index ETF, Fidelity
MSCI Materials Index ETF, Fidelity MSCI Real Estate Index
ETF, Fidelity MSCI Telecommunication Services Index ETF, and the Fidelity MSCI Utilities Index ETF:

In planning and performing our audits of the financial statements of Fidelity MSCI Consumer Discretionary Index
ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity
MSCI Energy Index ETF, Fidelity MSCI Financials Index
ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity
MSCI Real Estate Index ETF, Fidelity MSCI
Telecommunication Services Index ETF, and Fidelity MSCI Utilities Index ETF (the "Funds"), each a fund of Fidelity Covington Trust, as of and for the year ended July 31, 2018, in accordance with the standards of the Public Company
Accounting Oversight Board (United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management of the fund and trustees of the trust; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of a fund's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of a fund's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls for safeguarding securities, that we consider to be a material weakness, as defined above, as of July 31, 2018.

This report is intended solely for the information and use of management, the Trustees of Fidelity Covington Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.
/s/ Deloitte & Touche LLP

Boston, Massachusetts September 18, 2018